Additional Supplemental Cash Flow Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Additional Supplemental Cash Flow Financial Information
Additional Supplemental Cash Flow Financial Information

Note 16:    Additional Supplemental Cash Flow Financial Information

Cash, Cash Equivalents and Restricted Cash:

	March 31,	December 31,
Dollars in thousands	2022	2021
Cash and cash equivalents	$9,763	$14,320
Restricted cash	3,895	4,158
Cash, cash equivalents and restricted cash	$13,658	$18,478

Cash Interest and Taxes:

	Three Months Ended
	March 31,
Dollars in thousands	2022	2021
Cash paid during the period for interest	$—	$—
Cash paid during the period for income taxes, net	$37	$91

Non-Cash Transactions:

	Three Months Ended
	March 31,
Dollars in thousands	2022	2021
Purchases of property and equipment financed by finance lease obligations	$83	$—
Right-of-use assets obtained in exchange for new operating lease liabilities	$9,102	$—
Purchases of property and equipment included in ending trade payables or accrued and other current liabilities	$210	$213

Note 19:   Additional Supplemental Cash Flow Financial Information

Cash, Cash Equivalents and Restricted Cash

	Year Ended
	December 31,
Dollars in thousands	2021	2020
Cash and cash equivalents	$14,320	$5,401
Restricted cash	4,158	3,526
Cash, cash equivalents and restricted cash	$18,478	$8,927

Cash Interest and Taxes

	Year Ended
	December 31,
Dollars in thousands	2021	2020
Cash paid during the period for interest	$—	$29,061
Cash paid (received) during the period for income taxes, net	$(5,494)	$2,993

Non-cash Transactions

	Year Ended
	December 31,
Dollars in thousands	2021	2020
Purchases of property and equipment financed by capital lease obligations	$1,561	$338
Purchases of property and equipment included in ending trade payables or accrued and other current liabilities	$267	$653